STOCKHOLDERS' EQUITY - Legacy Desktop Metal Convertible Preferred Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) director $ / shares shares	Mar. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Convertible Preferred Stock, Authorized | shares	100,038,109
Convertible Preferred Stock, Issued | shares	100,038,109
Convertible Preferred Stock, Outstanding | shares	100,038,109
Preferred stock authorized	$ 436,533
Preferred stock issued	436,533
Preferred stock outstanding	$ 436,533
Dividend rate (as a percent)	8.00%
Dividends declared	$ 0
Proceeds from Issuance Initial Public Offering	$ 50,000
Share price | $ / shares		$ 3.34
Series A Legacy Preferred Stock
Class of Warrant or Right [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Convertible Preferred Stock, Authorized | shares	26,189,545
Convertible Preferred Stock, Issued | shares	26,189,545
Convertible Preferred Stock, Outstanding | shares	26,189,545
Preferred stock authorized	$ 13,878
Preferred stock issued	13,878
Preferred stock outstanding	$ 13,878
Number of directors entitled to elect | director	1
Preferred stock liquidation preference Per Share | $ / shares	$ 0.53372
Preferred Stock Convertible conversion price | $ / shares	0.53372
Series B Legacy Preferred Stock
Class of Warrant or Right [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Convertible Preferred Stock, Authorized | shares	23,675,035
Convertible Preferred Stock, Issued | shares	23,675,035
Convertible Preferred Stock, Outstanding | shares	23,675,035
Preferred stock authorized	$ 37,806
Preferred stock issued	37,806
Preferred stock outstanding	$ 37,806
Number of directors entitled to elect | director	2
Preferred stock liquidation preference Per Share | $ / shares	$ 1.6013
Preferred Stock Convertible conversion price | $ / shares	1.6013
Series C Legacy Preferred Stock
Class of Warrant or Right [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Convertible Preferred Stock, Authorized | shares	13,152,896
Convertible Preferred Stock, Issued | shares	13,152,896
Convertible Preferred Stock, Outstanding | shares	13,152,896
Preferred stock authorized	$ 44,852
Preferred stock issued	44,852
Preferred stock outstanding	$ 44,852
Number of directors entitled to elect | director	1
Preferred stock liquidation preference Per Share | $ / shares	$ 3.4213
Preferred Stock Convertible conversion price | $ / shares	3.4213
Series D Legacy Preferred Stock
Class of Warrant or Right [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Convertible Preferred Stock, Authorized | shares	21,075,193
Convertible Preferred Stock, Issued | shares	21,075,193
Convertible Preferred Stock, Outstanding | shares	21,075,193
Preferred stock authorized	$ 180,353
Preferred stock issued	180,353
Preferred stock outstanding	$ 180,353
Preferred stock liquidation preference Per Share | $ / shares	$ 8.5656
Preferred Stock Convertible conversion price | $ / shares	8.5656
Series E Legacy Preferred Stock
Class of Warrant or Right [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Convertible Preferred Stock, Authorized | shares	13,450,703
Convertible Preferred Stock, Issued | shares	13,450,703
Convertible Preferred Stock, Outstanding | shares	13,450,703
Preferred stock authorized	$ 134,667
Preferred stock issued	134,667
Preferred stock outstanding	$ 134,667
Number of directors entitled to elect | director	1
Series E-1 Legacy Preferred Stock
Class of Warrant or Right [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Convertible Preferred Stock, Authorized | shares	2,494,737
Convertible Preferred Stock, Issued | shares	2,494,737
Convertible Preferred Stock, Outstanding | shares	2,494,737
Preferred stock authorized	$ 24,977
Preferred stock issued	24,977
Preferred stock outstanding	$ 24,677
Preferred stock liquidation preference Per Share | $ / shares	$ 10.0211
Preferred Stock Convertible conversion price | $ / shares	10.0211
Minimum
Class of Warrant or Right [Line Items]
Share price | $ / shares	$ 5.13